Expense Example	Government Obligations Fund First American Government Obligations Fund - Class A 1 year	Government Obligations Fund First American Government Obligations Fund - Class A 3 years	Government Obligations Fund First American Government Obligations Fund - Class A 5 years	Government Obligations Fund First American Government Obligations Fund - Class A 10 years	Government Obligations Fund First American Government Obligations Fund - Class D 1 year	Government Obligations Fund First American Government Obligations Fund - Class D 3 years	Government Obligations Fund First American Government Obligations Fund - Class D 5 years	Government Obligations Fund First American Government Obligations Fund - Class D 10 years	Government Obligations Fund First American Government Obligations Fund - Class P 1 year	Government Obligations Fund First American Government Obligations Fund - Class P 3 years	Government Obligations Fund First American Government Obligations Fund - Class P 5 years	Government Obligations Fund First American Government Obligations Fund - Class P 10 years	Government Obligations Fund First American Government Obligations Fund - Class T 1 year	Government Obligations Fund First American Government Obligations Fund - Class T 3 years	Government Obligations Fund First American Government Obligations Fund - Class T 5 years	Government Obligations Fund First American Government Obligations Fund - Class T 10 years	Government Obligations Fund First American Government Obligations Fund - Class U 1 year	Government Obligations Fund First American Government Obligations Fund - Class U 3 years	Government Obligations Fund First American Government Obligations Fund - Class U 5 years	Government Obligations Fund First American Government Obligations Fund - Class U 10 years	Government Obligations Fund First American Government Obligations Fund - Class V 1 year	Government Obligations Fund First American Government Obligations Fund - Class V 3 years	Government Obligations Fund First American Government Obligations Fund - Class V 5 years	Government Obligations Fund First American Government Obligations Fund - Class V 10 years	Government Obligations Fund First American Government Obligations Fund - Class X 1 year	Government Obligations Fund First American Government Obligations Fund - Class X 3 years	Government Obligations Fund First American Government Obligations Fund - Class X 5 years	Government Obligations Fund First American Government Obligations Fund - Class X 10 years	Government Obligations Fund First American Government Obligations Fund - Class Y 1 year	Government Obligations Fund First American Government Obligations Fund - Class Y 3 years	Government Obligations Fund First American Government Obligations Fund - Class Y 5 years	Government Obligations Fund First American Government Obligations Fund - Class Y 10 years	Government Obligations Fund First American Government Obligations Fund - Class Z 1 year	Government Obligations Fund First American Government Obligations Fund - Class Z 3 years	Government Obligations Fund First American Government Obligations Fund - Class Z 5 years	Government Obligations Fund First American Government Obligations Fund - Class Z 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 10 years
USD ($)	77	244	426	952	61	199	348	783	18	69	124	288	41	135	238	539	12	63	118	282	31	103	182	415	14	65	120	284	46	151	266	601	18	69	124	288	77	250	439	985	41	139	247	562	31	107	191	438	14	69	130	307	46	155	275	623	20	75	136	313	77	268	475	1,072	41	155	279	641	31	123	223	518	46	173	311	713	20	91	168	394	77	246	430	963	61	201	353	795	18	69	124	288	41	137	242	551	31	105	187	427	14	67	125	296	46	153	270	612	18	71	129	300	77	253	444	996	61	205	362	817	41	142	252	573	31	110	196	450	46	158	279	635	20	78	140	325	41	146	261	596	31	114	205	473	46	162	288	657	20	82	149	348